3: Calvert

Calvert

Investments that make a difference®

September 30, 2001

Annual Report

Calvert New Vision

Small Cap Fund

Table

of

Contents

President's Letter

2

Social Update

3

Portfolio

Manager Remarks

4

Report of

Independent Public Accountants

7

Statement

of Net Assets

8

Statement

of Operations

11

Statements

of Changes in

Net Assets

12

Notes to

Financial Statements

14

Financial Highlights

18

Dear Shareholders:

It is impossible to anticipate the full economic and investment impact of the devastating events of September 11th on U.S. and world financial markets and investors. However, while these acts of terror have surely exacerbated pre-existing and short-term weaknesses in global economies and markets, our long-term outlook remains positive.

Prior to the attack on the World Trade Center and Pentagon, stocks in the U.S. and most developed nations were trading lower on concerns about rising unemployment and continued erosion of profits. The economic slowdown which started in late 2000 did not show signs of reversing in the last half of this year, as some had speculated it would.

Despite near-term depressed economic growth, infusion of liquidity into the markets and the U.S. economy through continued action of the Federal Reserve (coupled with Congress's recent multi-billion dollar economic relief package) should provide a counterbalance to the effects of September's tragic events. We anticipate that while some sectors - most notably tourism, insurance, and airline transportation - are facing significant challenges, others may benefit.

In summary, while the outlook may appear somewhat bleak for the near-term, our long-term view remains confident. We believe the underlying strengths of our markets, economy, and nation will prevail.

I would like to reiterate the importance of keeping a long-term perspective and a diversified portfolio and in seeking the counsel of your financial professional as you make investment decisions. We appreciate your investment in Calvert funds and look forward to working with you to help you achieve your financial goals.

Sincerely,

Barbara J. Krumsiek

President and CEO

October 26, 2001

Shareholder Resolutions

This year, Calvert filed our highest number of shareholder resolutions ever - 14 - on issues ranging from equal employment opportunity (EEO) disclosure to workplace violence and global labor accountability. We are pleased to report that because of our successful work with the management of these companies to ameliorate situations of concern, we have now withdrawn 11 of these resolutions. Calvert has also engaged more than 40 companies in dialogues concerning labor and human rights standards, diversity, electronic waste (i.e., recycling computer hardware), climate change, and community lending practices.

The Calvert Social Index is Reconstituted

On September 28, Calvert reconstituted its Calvert Social Index to reflect a revised list of companies that make up its market-weighted index. The reconstitution process changed the composition of the index, with more emphasis on growth stocks and technology than last year. The number of companies in the index rose slightly to 627 from 585 at the end of the reconstitution period. Although the index was reconstructed last fall to incorporate approximately 640 companies, this number had been reduced over the course of the year by the effects of mergers, bankruptcies and other corporate events.

Calvert's Commitment to International Cooperation

Calvert is pleased to confirm its support for the United Nations Secretary-General's Global Compact initiative. Global labor, human rights, and environmental standards are closely linked to Calvert's commitment to build a more sustainable world. We commend this initiative and support greater corporate responsibility around the world.

Social

Update

Calvert New Vision Small Cap Fund Portfolio Statistics

September 30, 2001

Investment Performance

............................6 Months........12 Months

............................ended............ended

...........................9/30/01............9/30/01

Class A.................(3.99%)............(8.99%)

Class B................(4.58%)............(9.96%)

Class C................(4.44%)............(9.83%)

Class I.................(3.61%)............(8.65%)

Russell 2000

Index TR............(9.47%)............(21.21%)

Lipper Small-Cap

Core Funds Avg...(4.71%)............(12.45%)

Ten Largest Stock Holdings

.................................................% of Net Assets

United Stationers, Inc.........................................4.8%

Sola International, Inc.........................................4.6%

North Fork Bancorp., Inc....................................4.1%

Interactive Data Corp.........................................3.7%

Kansas City Southern

Industries, Inc......................................................3.6%

Corn Products Int'l, Inc.......................................3.6%

Annuity and Life Reinsurance, Ltd................3.5%

Valassis Communications, Inc.....................3.2%

Viad Corp...........................................................3.0%

John Wiley & Sons, Inc., Class A.........3.0%

............Total.......................................................37.1%

Asset Allocation

............

Stocks.................................................................94%

Cash & Cash Equivalents.......................6%

...........................................................................100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

TR represents total return.

Source: Lipper Analytical Services, Inc.

James

Awad

of

AWAD asset management

How did the Fund perform?

During the twelve months ended September 30, 2001, the Calvert New Vision Small Cap Fund's Class A Shares returned -8.99% which, although negative, significantly outperformed the -21.21% for the Russell 2000 benchmark.

What was your strategy?

Results at Awad are specific to our bottom-up stock selection process, rather than from asset allocation or sector allocation. During the period, the stocks that most positively affected the return of the Fund were Sola International, Doral Financial, Nova Corp., Kansas City Southern, and North Fork Bancorp. Conversely, the Fund's stocks contributing most negatively were Penton Media, Hall Kinion, Concord Camera, Korn Ferry and Teletech; we continue to own and have conviction as to each of these positions.

How would you characterize the investment climate?

The investment climate is one in which we see both opportunity and risk. In terms of opportunity, we see several causes for optimism:

o Many equities are attractively valued.

o Many individual stocks are posting strong positive returns for the year, despite the general weakness in equity prices.

o The American economy remains the most powerful in the world - our corporations are technology leaders and low cost producers, our workers are efficient, we have the premier military in the world, we are rich in natural resources. It never pays to be too bearish on America for too long.

o Our economic weakness will likely be measured in months - not years. This is not Japan; at some point the economy will return to healthy growth, which will propel corporate profits upward.

o Over the long term, buying equities when they are under pressure provides good returns over time.

In terms of risk, it is wise to note the following:

o Short-term weakness in the economy can linger for several more months. It will take time to work through the profit and technology recessions and the best the consumer can do is to hang in there until the corporate sector returns to health.

o The immediate outlook for corporate profits has the potential to remain uninspiring.

o The big averages (NASDAQ and S&P) remain highly priced compared to their long-term traditional valuations.

Portfolio Statistics

September 30, 2001

Average Annual Total Returns

..................................Class A Shares

One year........................(13.32%)

Since inception ............1.42%

(1/31/97)

............

....................................Class B Shares

One year........................(14.47%)

Since inception............(0.88%)

(4/1/98)

..................................Class C Shares

One year.........................(10.73%)

Since inception ............1.75%

(1/31/97)

...................................Class I Shares

One year.........................(8.65%)

Since inception ............14.03%

(3/1/99)

New subadvisor assumed management of the Fund effective October 1997.

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[INSERT LINE GRAPH HERE]

Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The value of an investment in Class A & C shares is plotted in the line graph. The value of an investment in another class of shares would be different. Past performance is no guarantee of future results.

Portfolio Statistics

September 30, 2001

Portfolio Characteristics

......................................New Vision...Russell

.....................................Small Cap......2000

.........................................Fund...........index

Number of Stocks...........36............1966

Median Market

Capitalization ($bil).......0.92............0.65

(by portfolio weight)

Price/Earnings

Ratio..............................29.63............28.10

Earnings Per Share

Growth.........................21.28%............15.82%

Yield..............................0.60%............1.61%

(return on capital investment)

Volatility Measures

...........................New Vision......Russell

............................Small Cap........2000

.................................Fund............index

Beta1........................0.90............0.73

R-Squared2............0.30............0.20

1Measure of volatility compared to the S&P 500 Stock Index (S&P 500) beta of 1. The higher the beta, the higher the risk and potential reward.

2Measure of correlation between the fund's returns and the overall market's (S&P 500) returns. An R-Squared of 0 would mean no correlation, an R-Squared of 1 would mean total correlation.

Source: Vestek

Investors remain overly optimistic; if they expect previous high flying stocks to return to previous highs they may be disappointed.

The tragic events of September 11th are likely to depress economic conditions for the remainder of the year, with only a portion of what is lost likely to be made up in 2002.

What is your outlook?

Balancing out positives and negatives, we continue to see short-term risk in some areas of the market and long-term opportunity in many stocks. The key is to ferret out good relative value, which will be the best way to capitalize on long-term opportunity while minimizing near-term risk.

This is an attractive environment for high quality small to medium capitalization stocks:

These are the companies that provide above average returns over time.

Many are companies that can grow in a slow growth economy.

Small cap stocks are attractively priced relative to large cap stocks.

Small cap stocks have been outperforming the S&P since March of 1999 and money is coming into the area.

Investment success lies in good execution, and that is what we continue to strive to do as we manage assets over the coming months. We see real opportunity in the Portfolio and believe it should do well as we move forward.

October 26, 2001

Report of Independent Public Accountants

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert New Vision Small Cap Fund:

We have audited the accompanying statement of net assets of Calvert New Vision Small Cap Fund, (one of the portfolios comprising The Calvert Fund, hereafter referred to as the "Fund"), as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 30, 2000 of the Fund, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert New Vision Small Cap Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania

November 16, 2001

Statement of Net Assets

September 30, 2001

Equity Securities - 94.3%...................................................................Shares..................Value

Agricultural Products - 3.6%

Corn Products International, Inc......................................................124,000............$3,562,520

Air Freight - 2.9%

Iron Mountain, Inc.*...............................................................................69,000............2,860,050

Auto Parts & Equipment - 2.2%

Gentex Corp.*.........................................................................................93,000............2,221,770

................................................

Banks - Regional - 6.2%

Capital Crossing Bank*.....................................................................116,300............2,082,933

North Fork Bancorp., Inc.....................................................................137,000............4,074,380

...........................................................................................................................................6,157,313

................................................

Communications Equipment - 5.2%

Commscope, Inc.*.............................................................................146,500............2,617,955

Plantronics, Inc.*.................................................................................152,000............2,591,600

..........................................................................................................................................5,209,555.

................................................

Electrical Equipment - 2.9%

Belden, Inc..........................................................................................152,000............2,857,600

................................................

Equipment - Semiconductors - 1.0%

Axcelis Technologies, Inc.*..............................................................110,000............1,039,500

................................................

Foods - 1.5%

Del Monte Foods Co.*......................................................................194,600............1,498,420

................................................

Healthcare - Medical Product & Supplies - 4.6%

Sola International, Inc.*....................................................................300,000............4,548,000

................................................

Healthcare - Special Service - 2.2%

Hooper Holmes, Inc. ........................................................................347,000............2,165,280

................................................

Insurance - Life & Health - 5.7%

Annuity & Life Re Holdings.....................................................103,100............3,500,245

Presidential Life Corp. .....................................................................122,000............2,217,960

.........................................................................................................................................5,718,205

................................................

Investment Banking / Brokerage - 3.7%

Interactive Data Corp.......................................................................283,500............3,713,850

..............................................

Investment Management - 2.4%

Investors Financial Services Corp.................................................42,400............2,443,936

................................................

................................................

Leisure Time - Products - 4.8%

Callaway Golf Co............................................................................217,000............2,777,600

Handleman Co.*.............................................................................145,900............2,042,600

.....................................................................................................................................4,820,200

Equity Securities - Cont'd.........................................................Shares..............Value

Machinery - Diversified - 4.9%

Kaydon Corp ..............................................................................111,000............$2,323,230

Spartech Corp.............................................................................123,000............2,543,640

.................................................................................................................................4,866,870

................................................

Manufacturing-Specialized - 2.7%

Aptargroup, Inc..............................................................................86,500............2,750,700

................................................

Office Equipment & Supplies - 4.8%

United Stationers, Inc.*..............................................................160,000............4,779,200

................................................

Photography / Imaging - 1.8%

Concord Camera Corp.*...........................................................407,000............1,782,660

................................................

Publishing - 3.7%

John Wiley & Sons, Inc., Class A....................................144,400............3,015,072

Penton Media, Inc........................................................................199,700............708,935

..................................................................................................................................3,724,007

................................................

Railroads - 3.6%

Kansas City Southern Industries, Inc.*...................................300,000............3,600,000

................................................

Retail - Computers & Electronics - 2.8%

Tech Data Corp.*...........................................................................75,000............2,842,500

................................................

Services - Commercial & Consumer - 7.9%

Startek Inc. *.................................................................................156,550............2,738,059

TeleTech Holdings, Inc. *..........................................................277,000............2,163,370

Viad Corp......................................................................................158,400............3,038,112

...................................................................................................................................7,939,541

................................................

Services - Computer Systems - 2.8%

Investment Technology Group, Inc.*..........................................51,300............2,846,637

................................................

Services - Employment - 2.2%

Hall Kinion & Associates, Inc.*.......................................147,500............715,375

Korn / Ferry International*.........................................................180,200............1,486,650

..................................................................................................................................2,202,025

................................................

Specialty Printing - 3.2%

Valassis Communications, Inc.*...............................................99,000............3,159,090

................................................

Telecommunications - Cell / Wireless - 2.1%

American Tower Corp., Class A*............................................150,000............2,083,500

................................................

Trucks & Parts - 2.9%

Joy Global, Inc.*..........................................................................195,000............2,895,750

........................Total Equity Securities (Cost $96,910,570)..............................94,288,679

..........................................................................................................................Principal

Corporate Obligations - 0.1%.................................................................... Amount ..................Value

Angeion Corp., 7.50%, 4/15/03 #.........................................................$1,000,000................$38,013

........................Total Corporate Obligations (Cost $1,000,000) ............................................38,013

....................................

High Social Impact Investments - 0.2%................................................

Calvert Foundation Community Investment Note, 3.00%,

7/1/04#............................................................................................................200,000.................195,008

Dorchester Bay Economic Development Corp., 4.50%, 6/30/02#.........50,000.................40,000

....................................

........................Total High Social Impact Investments (Cost $250,000).................................235,008

................................................

................................................

U.S. Government Agencies

and Instrumentalities - 5.2%................................................

Federal Home Loan Bank Discount Notes, 3.10%, 10/1/01...............5,200,000...............5,200,000

................................................

........................Total U.S. Government Agencies and Instrumentalities

....................................(Cost $5,200,000).....................................................................................5,200,000

................................................

................................................

................TOTAL INVESTMENTS (Cost $103,360,570) - 99.8% ...........................................99,761,700

....................................Other assets and liabilities, net - 0.2%.................................................183,064

....................................Net Assets - 100%....................................................................................$99,944,764

................................................

Net Assets Consist Of:........................

Paid-in capital applicable to the following shares of beneficial interest, ........................

unlimited number of no par value authorized:

............Class A: 5,522,245 shares outstanding.....................................................................$89,633,067

............Class B: 437,481 shares outstanding........................................................................6,951,050

............Class C: 571,639 shares outstanding........................................................................8,800,650

............Class I: 54 shares outstanding...................................................................................(642,808)

Accumulated net realized gain (loss) on investments.........................................................(1,198,325)

Net unrealized appreciation (depreciation) on investments...............................................(3,598,870)

........................

....................................Net Assets...............................................................................................$99,944,764

........................

Net Asset Value Per Share........................

Class A (based on net assets of $84,978,682)..................................................................$15.39

Class B (based on net assets of $6,476,553)....................................................................$14.80

Class C (based on net assets of $8,488,676)....................................................................$14.85

Class I (based on net assets of $853).................................................................................$15.76

* Non income producing.........................

# ............This security was valued by the Board of Trustees, see Note A.............

...............Restricted securities represent 0.2% of net assets for the Fund.

............

See notes to financial statements.........................

Statement of Operations

Year ended September 30, 2001

Net Investment Income

Investment Income:

............Dividend income (net of foreign taxes withheld of $3,405)....................................$455,354

............Interest income..............................................................................................................536,376

........................Total investment income..................................................................................991,730

Expenses:

............Investment advisory fee................................................................................................765,432

............Transfer agency fees and expenses.........................................................................374,101

............Distribution Plan expenses:

........................Class A................................................................................................................218,441

........................Class B...............................................................................................................58,341

........................Class C...............................................................................................................88,327

............Trustees' fees and expenses.....................................................................................9,832

............Administrative fees.......................................................................................................252,775

............Accounting fees............................................................................................................50,351

............Custodian fees.............................................................................................................23,430

............Registration fees.........................................................................................................46,529

............Reports to shareholders............................................................................................49,867

............Professional fees.........................................................................................................8,732

............Miscellaneous..............................................................................................................7,269

............Total expenses............................................................................................................1,953,427

........................Reimbursement from Advisor:

....................................Class A..................................................................................................(38,882)

....................................Class B.................................................................................................(2,596)

....................................Class C.................................................................................................(3,931)

....................................Class I...................................................................................................(8,781)

........................Fees paid indirectly.........................................................................................(93,391)

....................................Net expenses......................................................................................1,805,846

............

....................................Net Investment Income (Loss).........................................................(814,116)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) ........................................................................................................140,448

Change in unrealized appreciation or (depreciation).....................................................(9,894,708)

................................................Net Realized and Unrealized Gain

................................................(Loss) on Investments..........................................................(9,754,260)

................................................Increase (Decrease) in Net Assets

................................................Resulting From Operations.................................................($10,568,376)

See notes to financial statements.

Statements of Changes in Net Assets

............

......................................................................................................................Year Ended.....................Year Ended

......................................................................................................................September 30,............September 30,

Increase (Decrease) in Net Assets.................................................................2001..............................2000

Operations:

............Net investment income (loss).........................................................($814,116)....................($769,172)

............Net realized gain (loss)........................................................................140,448.....................19,239,088

............Change in unrealized appreciation or (depreciation)...............(9,894,708)....................3,356,605

........................Increase (Decrease) in Net Assets

........................Resulting From Operations..............................................(10,568,376)...................21,826,521

Distributions to shareholders from:

............Net realized gain:

........................Class A Shares.....................................................................(6,360,818)..................................-

........................Class B Shares........................................................................(398,688)..................................-

........................Class C Shares.......................................................................(706,199)...................................-

........................Class I Shares..............................................................................(3,479)...................................-

....................................Total distributions.....................................................(7,469,184)...................................-

Capital share transactions:

............Shares sold:

........................Class A Shares....................................................................31,173,276...................24,025,533

........................Class B Shares......................................................................3,157,456.....................2,931,840

........................Class C Shares......................................................................2,772,246......................2,244,875

........................Class I Shares................................................................................1,000........................637,049

............Reinvestment of distributions:

........................Class A Shares......................................................................6,202,082........................................-

........................Class B Shares.........................................................................353,900........................................-

........................Class C Shares.........................................................................616,972........................................-

Shares redeemed:

........................Class A Shares..................................................................(16,802,504)...................(15,970,917)

........................Class B Shares.......................................................................(404,290).........................(495,029)

........................Class C Shares....................................................................(2,013,909).....................(1,813,109)

........................Class I Shares...........................................................................(43,133)......................(2,411,026)

............Total capital share transactions....................................................25,013,096........................9,149,216

Total Increase (Decrease) in Net Assets...................................................6,975,536.....................30,975,737

Net Assets........................

Beginning of year........................................................................................92,969,228........................61,993,491

End of year.................................................................................................$99,944,764.......................$92,969,228

........................

See notes to financial statements.

..........................................................................................................Year Ended............Year Ended

.........................................................................................................September 30,.......September 30,

Capital Share.........................................................................................2001..................2000

Shares sold:

............Class A Shares..................................................................1,798,180............1,337,934

............Class B Shares.....................................................................189,185...............164,665

............Class C Shares.....................................................................166,015...............130,830

............Class I Shares..................................................................................54.................36,269

Reinvestment of distributions:

............Class A Shares......................................................................392,519............................-

............Class B Shares........................................................................23,056............................-

............Class C Shares.......................................................................40,110.............................-

Shares redeemed:

............Class A Shares...................................................................(989,060).............(942,845)

............Class B Shares.....................................................................(24,399)................(28,226)

............Class C Shares..................................................................(123,610)...............(110,166)

............Class I Shares.........................................................................(2,448)...............(130,642)

Total capital share activity............................................................1,469,602..................457,819

See notes to financial statements.

Notes to Financial Statements

Note A - Significant Accounting Policies

General: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operation of each series is accounted for separately. The Fund offers four classes of shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At September 30, 2001, $273,021, or 0.3% of net assets, were valued in good faith by the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .75% based on the Fund's average daily net assets. Under the terms of the agreement, $96,400 was payable at year end.

The Advisor contractually reimbursed the Fund for expenses of $54,190 for the year ended September 30, 2001.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .25% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $24,650 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $31,022 was payable at year end.

The Distributor received $36,886 as its portion of the commissions charged on sales of the Fund's shares for the year ended September 30, 2001.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $74,686 for the year ended September 30, 2001. Under the terms of the agreement, $6,048 was payable at year end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

The Fund may invest in Community Investment Notes issued by the Calvert Social Investment Foundation (the "CSI Foundation"). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from the Calvert Group, Ltd. and its subsidiaries. The Fund has received from the Securities and Exchange Commission an exemptive order permitting the Fund to make investments in these notes under certain conditions.

Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds in the series served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $83,264,435 and $60,756,692, respectively.

The cost of investments owned at September 30, 2001 for federal income tax reporting purposes was $105,771,726. Net unrealized depreciation aggregated $6,010,026, of which $16,117,107 related to appreciated securities and $22,127,133 related to depreciated securities.

Note D - Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2001. For the year ended September 30, 2001, borrowings by the Fund under the Agreement were as follows:

...................................Weighted...................................................Month of

..............Average..........Average.........Maximum.....................Maximum

.................Daily............Interest............Amount............................Amount

............Balance............Rate............Borrowed........................Borrowed

............$9,190............4.69%............$500,263............December 2000

Tax Information (Unaudited)........................................................................

The Fund designates approximately $1,299,000 as capital gain dividends paid during the taxable year ended September 30, 2001.............

Financial Highlights

Years Ended.........................................................September 30,....September 30,..September 30,

.................................................................................................2001..............2000............1999

Net asset value, beginning.............................................$18.43............$13.49........$12.04

Income from investment operations

............Net investment income (loss).................................(.11)............(.13)............(.05)

............Net realized and unrealized gain (loss)...............(1.51)............5.07............1.50

........................Total from investment operations.............(1.62)............4.94............1.45

Distributions from

............Net realized gain......................................................(1.42)................-.......................-

........................Total distributions.......................................(1.42).................-.......................-

Total increase (decrease) in net asset value................(3.04)............4.94...............1.45

Net asset value, ending...................................................$15.39........$18.43..........$13.49

Total return*......................................................................(8.99%)........36.62%........12.04%

Ratios to average net assets:

............Net investment income (loss).............................(.66%)........(.82%)............(.39%)

............Total expenses.......................................................1.76%..........1.79%...........1.96%

............Expenses before offsets......................................1.72%..........1.76%............1.93%

............Net expenses........................................................1.63%..........1.50%............1.66%

Portfolio turnover.................................................................66%............113%...............68%

Net assets, ending (in thousands)...........................$84,979............$79,641.....$52,961

...................................................................................................................Periods Ended

................................................................................................September 30,.....September 30,

Class A Shares......................................................................................1998............1997^

Net asset value, beginning.................................................................$15.65.........$15.00

Income from investment operations

............Net investment income (loss)......................................................(.02)............(.05)

............Net realized and unrealized gain (loss)....................................(3.55)...............70

........................Total from investment operations..................................(3.57)...............65

Distributions from

............Net realized gain............................................................................(.04).....................-

........................Total distributions..............................................................(.04).....................-

Total increase (decrease) in net asset value.....................................(3.61)..................65

Net asset value, ending........................................................................$12.04..........$15.65

Total return*.......................................................................................(22.86%)............4.33%

Ratios to average net assets:

............Net investment income (loss)...............................................(.17%)........(.71%) (a)

............Total expenses.........................................................................1.88%.........4.72% (a)

............Expenses before offsets.........................................................1.82%.........1.36% (a)

............Net expenses...........................................................................1.71%.............90% (a)

Portfolio turnover.....................................................................................68%.................196%

Net assets, ending (in thousands)..............................................$61,765...............$3,260

Financial Highlights

..........................................................................................................................Years Ended

...........................................................................................................September 30,.......September 30,

Class B Shares.........................................................................................2001..................2000

Net asset value, beginning.......................................................................$17.96..........$13.29

Income from investment operations

............Net investment income (loss)............................................................(.27)............(.30)

............Net realized and unrealized gain (loss)..........................................(1.47)............4.97

........................Total from investment operations.........................................(1.74)............4.67

Distributions from

............Net realized gain..................................................................................(1.42)..................-

........................Total distributions....................................................................(1.42)..................-

Total increase (decrease) in net asset value.............................................(3.16)............4.67

Net asset value, ending............................................................................$14.80............$17.96

Total return*..............................................................................................(9.96%)............35.14%

Ratios to average net assets:

............Net investment income (loss)..................................................(1.74%)............(1.86%)

............Total expenses...............................................................................2.87%..............2.97%

............Expenses before offsets..............................................................2.82%...............2.94%

............Net expenses.................................................................................2.71%..............2.52%

Portfolio turnover..........................................................................................66%................113%

Net assets, ending (in thousands).........................................................$6,477............$4,484

.....................................................................................................................Periods Ended

.......................................................................................................September 30,......September 30,

Class B Shares......................................................................................1999...............1998#

Net asset value, beginning.................................................................$12.01............$16.18

Income from investment operations

............Net investment income (loss)...................................................(.15)..................(.05)

............Net realized and unrealized gain (loss)..................................1.43................(4.12)

........................Total from investment operations................................1.28.................(4.17)

Total increase (decrease) in net asset value....................................1.28.................(4.17)

Net asset value, ending......................................................................$13.29..............$12.01

Total return*..........................................................................................10.66%..........(25.77%)

Ratios to average net assets:

............Net investment income (loss)..............................................(1.68%)........(1.39%) (a)

............Total expenses...........................................................................3.87%...........7.68% (a)

............Expenses before offsets...........................................................3.33%...........3.40% (a)

............Net expenses..............................................................................2.93%............2.99% (a)

Portfolio turnover........................................................................................68%.....................68%

Net assets, ending (in thousands)...................................................$1,504.....................$523

Financial Highlights

.............................................................................................................................Years Ended

...............................................................................................September 30,....September 30,....September 30,

Class C Shares......................................................................................2001.............2000................1999

Net asset value, beginning...............................................................$17.99............$13.27............$11.95

Income from investment operations

............Net investment income (loss)................................................(.24)................(.26)...................(.22)

............Net realized and unrealized gain (loss).............................(1.48)................4.98....................1.54

........................Total from investment operations............................(1.72)................4.72...................1.32

Distributions from

............Net realized gain.....................................................................(1.42)....................-..............................-

........................Total distributions.......................................................(1.42) ...................-..............................-

Total increase (decrease) in net asset value................................(3.14)...............4.72.....................1.32

Net asset value, ending...................................................................$14.85............$17.99...............$13.27

Total return*.......................................................................................(9.83%)............35.57%............11.05%

Ratios to average net assets:

............Net investment income (loss)............................................(1.56%)..........(1.66%).............(1.27%)

............Total expenses.........................................................................2.69%...........2.68%.................2.87%

............Expenses before offsets........................................................2.65%...........2.65%..................2.84%

............Net expenses...........................................................................2.54%............2.33%.................2.53%

Portfolio turnover.....................................................................................66%............113%.....................68%

Net assets, ending (in thousands)................................................$8,489............$8,799................$6,215

.......................................................................................................................Periods Ended

.........................................................................................................September 30,.........September 30,

Class C Shares......................................................................................1998..................1997^

Net asset value, beginning.................................................................$15.62............$15.00

Income from investment operations

............Net investment income (loss)....................................................(.15)................(.10)

............Net realized and unrealized gain (loss).................................(3.48)....................72

........................Total from investment operations................................(3.63)...................62

Distributions from

............Net realized gain............................................................................(.04).......................-

........................Total distributions..............................................................(.04).......................-

Total increase (decrease) in net asset value.....................................(3.67)...................62

Net asset value, ending.........................................................................$11.95...........$15.62

Total return*..........................................................................................(23.31%)............4.13%

Ratios to average net assets:

............Net investment income (loss).................................................(1.15%).......(.95%)(a)

............Total expenses............................................................................2.94%.......10.91%(a)

............Expenses before offsets............................................................2.78%.........1.47%(a)

............Net expenses...............................................................................2.64%.........1.15%(a)

Portfolio turnover.........................................................................................68%...............196%

Net assets, ending (in thousands)..........................................................$7,097............$318

Financial Highlights

..........................................................................................................................Periods Ended

...........................................................................................September 30,.....September 30,....September 30,

Class I Shares................................................................................2001............2000...............1999^^

Net asset value, beginning.......................................................$18.77............$13.57............$12.20

Income from investment operations

............Net investment income (loss)............................................04.................(.03)......................03

............Net realized and unrealized gain (loss).......................(1.63)................5.23...................1.34

........................Total from investment operations.....................(1.59)................5.20....................1.37

Distributions from

............Net realized gain..............................................................(1.42)....................-.............................-

........................Total distributions................................................(1.42)....................-.............................-

Total increase (decrease) in net asset value.........................(3.01).................5.20..................1.37

Net asset value, ending............................................................$15.76..............$18.77............$13.57

Total return*................................................................................(8.65%)............38.32%...........11.23%

Ratios to average net assets:

............Net investment income (loss)........................................25%................(.14%)............36% (a)

............Total expenses............................................................64.09%................1.64%.........1.87% (a)

............Expenses before offsets..............................................3.71%...................98%.............93% (a)

............Net expenses....................................................................82%....................82%.............82% (a)

Portfolio turnover...........................................................................66%..................113%..................68%

Net assets, ending (in thousands)..............................................$1.....................$46...............$1,314

(a)............Annualized

*............Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

^............From January 31, 1997 inception.

#............From April 1, 1998 inception.

^^............From March 1, 1999 inception.

See notes to financial statements.

Calvert New Vision

Small Cap Fund

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800-368-2748

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800-368-2745

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800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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